DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2018		2017		2016

Loss for the year	$(1,419)	$	(1,273)	$	(1,896)
Canadian statutory tax rate	27%		26%		26%
Income tax benefit computed at statutory rates	(383)		(331)		(493)
Foreign tax rates different from statutory rates	14		(32)		(2,885)
Other	89		-		157
Rate difference between current and deferred taxes	-		4,317		(285)
Foreign exchange gains or losses	225		(425)		-
Permanent differences	(43)		(33)		(155)
Change in unused tax losses and tax offsets	98		(3,496)		3,661
	$-		$-		$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block] [Table Text Block]
	2018	2017	2016

Non-capital losses	$9,405	$9,255	$11,225
Capital loss	2,273	2,337	2,102
Tax value over book value of mineral properties	3,335	3,352	5,111
Tax value over book value of equipment	12	12	13
Tax value over book value of investments and share issue costs	43	16	20
Unrecognized deductible temporary differences	$15,068	$14,972	$18,471

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
	Canada	United States
2020 - 2026	$542	$713
2027 - 2037	17,814	19,098
Total	$18,356	$19,811